Computation of Basic and Diluted Earnings Per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net income:
Net income attributable to MHFG shareholders	¥ 875,412		¥ 656,389		¥ 412,669
Less: Net income attributable to preferred shareholders	8,221		8,672		9,438
Net income attributable to common shareholders	867,191		647,717		403,231
Effect of dilutive securities:
Convertible preferred stock	7,121		7,571		8,337
Stock compensation-type stock options					(19)
Net income attributable to common shareholders after assumed conversions	¥ 874,312		¥ 655,288		¥ 411,549
Shares:
Weighted average common shares outstanding	24,053,282		23,073,544		19,722,818
Effect of dilutive securities:
Convertible preferred stock	1,291,854	[1]	1,384,367	[1]	1,682,139	[1]
Stock compensation-type stock options	20,093		11,628		10,152
Weighted average common shares after assumed conversions	25,365,229		24,469,539		21,415,109
Amounts per common share:
Basic net income per common share	¥ 36.05		¥ 28.07		¥ 20.44
Diluted net income per common share	¥ 34.47		¥ 26.78		¥ 19.22

[1]	The number of the dilutive common shares is based on the applicable conversion prices.